Distribution Date:	07/15/22	Wells Fargo Commercial Mortgage Trust 2015-C27
Determination Date:	07/11/22
Next Distribution Date:	08/17/22
Record Date:	06/30/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Cash Flows	8		General	(305) 229-6465
Bond / Collateral Reconciliation - Balances	9		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	CRED iQ
Mortgage Loan Detail (Part 1)	15-17		bill@cred-iq.com		bill@cred-iq.com
Mortgage Loan Detail (Part 2)	18-20		290 King of Prussia Road | Radnor, PA 19087 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Specially Serviced Loan Detail - Part 2	26-27		1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989DAS8	1.730000%	50,293,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989DAT6	3.005000%	7,934,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989DAU3	3.362000%	36,418,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989DAV1	3.190000%	240,000,000.00	144,406,697.90	0.00	383,881.14	0.00	0.00	383,881.14	144,406,697.90	38.32%	30.00%
A-5	94989DAW9	3.451000%	309,207,000.00	309,207,000.00	0.00	889,227.80	0.00	0.00	889,227.80	309,207,000.00	38.32%	30.00%
A-SB	94989DAX7	3.278000%	89,627,000.00	47,160,848.67	1,439,109.74	128,827.72	0.00	0.00	1,567,937.46	45,721,738.93	38.32%	30.00%
A-S	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00	28.45%	22.38%
B	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00	22.78%	18.00%
C	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00	14.37%	11.50%
D	94989DAG4	3.768000%	44,533,000.00	44,533,000.00	0.00	139,833.62	0.00	0.00	139,833.62	44,533,000.00	8.87%	7.25%
E	94989DAJ8	2.869000%	26,196,000.00	26,196,000.00	0.00	19,620.96	0.00	0.00	19,620.96	26,196,000.00	5.63%	4.75%
F	94989DAL3	2.869000%	17,027,000.00	17,027,000.00	0.00	0.00	0.00	0.00	0.00	17,027,000.00	3.53%	3.13%
G	94989DAN9	2.869000%	32,745,035.00	28,577,499.75	0.00	0.00	0.00	0.00	0.00	28,577,499.75	0.00%	0.00%
R	94989DAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,047,828,036.00	810,956,046.32	1,439,109.74	2,195,925.72	0.00	0.00	3,635,035.46	809,516,936.58

X-A	94989DAZ2	0.848066%	813,376,000.00	580,671,546.57	0.00	410,373.17	0.00	0.00	410,373.17	579,232,436.83
X-B	94989DBA6	0.343619%	158,484,000.00	158,484,000.00	0.00	45,381.81	0.00	0.00	45,381.81	158,484,000.00
X-E	94989DAA7	1.404081%	26,196,000.00	26,196,000.00	0.00	30,651.09	0.00	0.00	30,651.09	26,196,000.00
X-F	94989DAC3	1.404081%	17,027,000.00	17,027,000.00	0.00	19,922.74	0.00	0.00	19,922.74	17,027,000.00
X-G	94989DAE9	1.404081%	32,745,035.00	28,577,499.75	0.00	33,437.61	0.00	0.00	33,437.61	28,577,499.75
Notional SubTotal			1,047,828,035.00	810,956,046.32	0.00	539,766.42	0.00	0.00	539,766.42	809,516,936.58

Deal Distribution Total					1,439,109.74	2,735,692.14	0.00	0.00	4,174,801.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989DAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989DAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989DAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989DAV1	601.69457458	0.00000000	1.59950475	0.00000000	0.00000000	0.00000000	0.00000000	1.59950475	601.69457458
A-5	94989DAW9	1,000.00000000	0.00000000	2.87583334	0.00000000	0.00000000	0.00000000	0.00000000	2.87583334	1,000.00000000
A-SB	94989DAX7	526.19019570	16.05665413	1.43737624	0.00000000	0.00000000	0.00000000	0.00000000	17.49403037	510.13354157
A-S	94989DAY5	1,000.00000000	0.00000000	3.19666671	0.00000000	0.00000000	0.00000000	0.00000000	3.19666671	1,000.00000000
B	94989DBB4	1,000.00000000	0.00000000	3.44916670	0.00000000	0.00000000	0.00000000	0.00000000	3.44916670	1,000.00000000
C	94989DBC2	1,000.00000000	0.00000000	3.24499993	0.00000000	0.00000000	0.00000000	0.00000000	3.24499993	1,000.00000000
D	94989DAG4	1,000.00000000	0.00000000	3.14000000	0.00000000	0.00000000	0.00000000	0.00000000	3.14000000	1,000.00000000
E	94989DAJ8	1,000.00000000	0.00000000	0.74900596	1.64182738	1.64182738	0.00000000	0.00000000	0.74900596	1,000.00000000
F	94989DAL3	1,000.00000000	0.00000000	0.00000000	2.39083338	27.22168497	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989DAN9	872.72772040	0.00000000	0.00000000	2.08654656	65.50940959	0.00000000	0.00000000	0.00000000	872.72772040
R	94989DAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989DAZ2	713.90297546	0.00000000	0.50453071	0.00000000	0.00000000	0.00000000	0.00000000	0.50453071	712.13367106
X-B	94989DBA6	1,000.00000000	0.00000000	0.28634947	0.00000000	0.00000000	0.00000000	0.00000000	0.28634947	1,000.00000000
X-E	94989DAA7	1,000.00000000	0.00000000	1.17006757	0.00000000	0.00000000	0.00000000	0.00000000	1.17006757	1,000.00000000
X-F	94989DAC3	1,000.00000000	0.00000000	1.17006754	0.00000000	0.00000000	0.00000000	0.00000000	1.17006754	1,000.00000000
X-G	94989DAE9	872.72772040	0.00000000	1.02115053	0.00000000	0.00000000	0.00000000	0.00000000	1.02115053	872.72772040

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/22 - 06/30/22	30	0.00	383,881.14	0.00	383,881.14	0.00	0.00	0.00	383,881.14	0.00
A-5	06/01/22 - 06/30/22	30	0.00	889,227.80	0.00	889,227.80	0.00	0.00	0.00	889,227.80	0.00
A-SB	06/01/22 - 06/30/22	30	0.00	128,827.72	0.00	128,827.72	0.00	0.00	0.00	128,827.72	0.00
X-A	06/01/22 - 06/30/22	30	0.00	410,373.17	0.00	410,373.17	0.00	0.00	0.00	410,373.17	0.00
X-B	06/01/22 - 06/30/22	30	0.00	45,381.81	0.00	45,381.81	0.00	0.00	0.00	45,381.81	0.00
X-E	06/01/22 - 06/30/22	30	0.00	30,651.09	0.00	30,651.09	0.00	0.00	0.00	30,651.09	0.00
X-F	06/01/22 - 06/30/22	30	0.00	19,922.74	0.00	19,922.74	0.00	0.00	0.00	19,922.74	0.00
X-G	06/01/22 - 06/30/22	30	0.00	33,437.61	0.00	33,437.61	0.00	0.00	0.00	33,437.61	0.00
A-S	06/01/22 - 06/30/22	30	0.00	255,404.08	0.00	255,404.08	0.00	0.00	0.00	255,404.08	0.00
B	06/01/22 - 06/30/22	30	0.00	158,116.70	0.00	158,116.70	0.00	0.00	0.00	158,116.70	0.00
C	06/01/22 - 06/30/22	30	0.00	221,013.70	0.00	221,013.70	0.00	0.00	0.00	221,013.70	0.00
D	06/01/22 - 06/30/22	30	0.00	139,833.62	0.00	139,833.62	0.00	0.00	0.00	139,833.62	0.00
E	06/01/22 - 06/30/22	30	0.00	62,630.27	0.00	62,630.27	43,009.31	0.00	0.00	19,620.96	43,009.31
F	06/01/22 - 06/30/22	30	422,794.91	40,708.72	0.00	40,708.72	40,708.72	0.00	0.00	0.00	463,503.63
G	06/01/22 - 06/30/22	30	2,076,783.87	68,324.04	0.00	68,324.04	68,324.04	0.00	0.00	0.00	2,145,107.91
Totals			2,499,578.78	2,887,734.21	0.00	2,887,734.21	152,042.07	0.00	0.00	2,735,692.14	2,651,620.85

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989DAY5	3.836000%	79,897,000.00	79,897,000.00	0.00	255,404.08	0.00	0.00	255,404.08	79,897,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989DBB4	4.139000%	45,842,000.00	45,842,000.00	0.00	158,116.70	0.00	0.00	158,116.70	45,842,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989DBC2	3.894000%	68,109,000.00	68,109,000.00	0.00	221,013.70	0.00	0.00	221,013.70	68,109,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			193,848,000.03	193,848,000.00	0.00	634,534.48	0.00	0.00	634,534.48	193,848,000.00

Exchangeable Certificate Details
PEX	94989DBD0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 32

	Additional Information
Total Available Distribution Amount (1)	4,174,801.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,910,720.91	Master Servicing Fee	18,675.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,695.93
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.90
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,067.16
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,910,720.91	Total Fees	22,986.72

Principal		Expenses/Reimbursements
Scheduled Principal	1,439,109.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	116,213.86
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,828.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,439,109.74	Total Expenses/Reimbursements	152,042.07

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,735,692.14
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,439,109.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,174,801.88
Total Funds Collected	4,349,830.65	Total Funds Distributed	4,349,830.67

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	810,956,046.32	810,956,046.32	Beginning Certificate Balance	810,956,046.32
(-) Scheduled Principal Collections	1,439,109.74	1,439,109.74	(-) Principal Distributions	1,439,109.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	809,516,936.58	809,516,936.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	811,344,775.91	811,344,775.91	Ending Certificate Balance	809,516,936.58
Ending Actual Collateral Balance	809,988,696.98	809,988,696.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP
2,000,000 or less	6	9,954,829.23	1.23%	32	4.4942	2.231324	1.30 or less	19	251,601,661.33	31.08%	31	4.2921	0.841439
2,000,001 to 3,000,000	5	12,481,820.13	1.54%	31	4.4427	1.804952	1.31 to 1.40	5	69,480,177.76	8.58%	30	4.3388	1.354880
3,000,001 to 4,000,000	7	24,141,578.91	2.98%	31	4.5416	1.445664	1.41 to 1.50	4	63,261,428.13	7.81%	30	4.5374	1.483828
4,000,001 to 5,000,000	9	39,928,022.35	4.93%	31	4.4065	1.947286	1.51 to 1.60	2	8,446,416.48	1.04%	31	4.2518	1.592038
5,000,001 to 6,000,000	2	10,168,010.02	1.26%	31	4.3269	1.911237	1.61 to 1.70	2	15,789,326.22	1.95%	31	4.3060	1.649373
6,000,001 to 7,000,000	2	13,144,187.70	1.62%	31	4.4674	1.466893	1.71 to 1.80	4	30,732,640.75	3.80%	30	4.4645	1.770672
7,000,001 to 8,000,000	2	14,814,457.60	1.83%	31	4.4332	1.791742	1.81 to 2.00	7	44,638,364.39	5.51%	30	4.2790	1.946747
8,000,001 to 9,000,000	4	33,045,056.80	4.08%	32	4.4483	1.787045	2.01 to 2.25	9	91,069,877.88	11.25%	31	4.3343	2.199436
9,000,001 to 10,000,000	3	27,396,085.07	3.38%	30	4.1898	1.630798	2.26 to 2.50	3	16,673,926.25	2.06%	31	4.5492	2.392106
10,000,001 to 15,000,000	7	90,394,275.75	11.17%	30	4.2692	1.431920	2.51 or greater	9	148,748,143.41	18.37%	32	4.1280	3.205764
15,000,001 to 20,000,000	6	103,064,673.84	12.73%	30	4.3908	1.108561	Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625
20,000,001 to 30,000,000	7	172,288,279.44	21.28%	31	4.2331	1.478892
30,000,001 to 50,000,000	3	127,120,685.76	15.70%	31	4.4103	1.784359
50,000,001 or greater	1	62,500,000.00	7.72%	32	3.8525	3.933800
Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP	Virginia	4	23,123,980.83	2.86%	31	4.3599	1.725957
Alaska	1	3,476,564.27	0.43%	32	4.5300	1.260700	Washington	1	27,358,303.94	3.38%	32	4.3600	0.175900
Arizona	3	19,183,315.22	2.37%	31	4.1825	2.016998	Wisconsin	2	7,273,930.86	0.90%	31	4.2500	1.435800
Arkansas	2	17,470,395.34	2.16%	30	4.3858	1.392374	Totals	94	809,516,936.58	100.00%	31	4.3070	1.729625
California	8	131,636,773.60	16.26%	31	4.0554	2.854805
									Property Type³
Colorado	4	27,396,653.76	3.38%	30	4.2575	1.159422
Florida	12	99,678,295.61	12.31%	30	4.3871	1.861581		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	7,063,692.24	0.87%	31	4.2500	2.761482		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	1	1,675,873.01	0.21%	31	4.1800	1.506600	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP
Illinois	2	18,543,002.85	2.29%	31	4.5050	2.089424	Industrial	2	4,486,307.26	0.55%	29	4.7200	1.360500
Kentucky	1	4,776,789.78	0.59%	32	4.5000	2.503000	Lodging	13	185,764,204.59	22.95%	30	4.4664	1.155986
Maryland	1	24,617,722.23	3.04%	31	4.0500	1.247600	Mixed Use	6	28,288,327.46	3.49%	30	4.5465	1.322817
Massachusetts	1	26,016,513.55	3.21%	31	4.0700	1.296300	Mobile Home Park	2	3,328,865.30	0.41%	32	4.8625	2.646614
Michigan	1	2,909,255.58	0.36%	31	4.6000	1.021200	Multi-Family	8	60,153,529.54	7.43%	31	4.3187	1.956704
Nevada	1	8,385,425.79	1.04%	32	4.9000	2.244800	Office	10	157,067,572.38	19.40%	31	4.2624	1.443670
New Jersey	2	10,044,639.37	1.24%	31	4.4830	1.399228	Retail	25	229,333,911.10	28.33%	31	4.1729	2.255706
New Mexico	2	40,027,850.06	4.94%	31	4.1429	1.570952	Self Storage	15	72,019,244.96	8.90%	32	4.2098	2.342692
New York	6	19,415,629.82	2.40%	31	4.5970	0.882147	Totals	94	809,516,936.58	100.00%	31	4.3070	1.729625
North Carolina	3	66,331,285.36	8.19%	29	4.5499	1.243669
Ohio	5	72,954,840.20	9.01%	32	4.3302	1.166774
Oregon	2	12,995,246.66	1.61%	31	4.2300	2.249500
Pennsylvania	1	5,028,610.60	0.62%	30	4.6100	0.970700
South Carolina	2	9,884,622.82	1.22%	31	4.6118	2.251557
Tennessee	3	21,552,647.63	2.66%	31	4.2282	1.476449
Texas	8	31,620,101.61	3.91%	31	4.3933	2.309782

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP
	4.000% or less	2	67,018,572.60	8.28%	32	3.8537	3.820631	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	24	284,198,559.89	35.11%	31	4.1536	1.746946	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	18	248,968,835.05	30.76%	31	4.3619	1.353045	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	121,597,577.97	15.02%	30	4.6749	1.494277	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	4	18,658,417.09	2.30%	32	4.9296	1.418172	49 months or greater	64	740,441,962.60	91.47%	31	4.3017	1.752413
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625
	Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP
	60 months or less	64	740,441,962.60	91.47%	31	4.3017	1.752413	Interest Only	2	74,250,000.00	9.17%	32	3.8909	3.667198
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	62	666,191,962.60	82.29%	31	4.3474	1.539002
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625	Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	69,074,973.98	8.53%	29	4.3646	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	61	670,927,186.42	82.88%	31	4.3395	1.550989
	13 to 24 months	1	2,909,255.58	0.36%	31	4.6000	1.021200
	25 months or greater	2	66,605,520.60	8.23%	32	3.9078	3.813326
	Totals	77	809,516,936.58	100.00%	31	4.3070	1.729625
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	303420001	RT	Palm Desert	CA	Actual/360	3.853%	200,651.04	0.00	0.00	N/A	03/01/25	--	62,500,000.00	62,500,000.00	02/01/22
2	310926602	SS	Various	Various	Actual/360	4.250%	164,099.60	72,715.34	0.00	N/A	03/11/25	--	46,334,004.26	46,261,288.92	07/11/22
3	303420003	OF	Cincinnati	OH	Actual/360	4.280%	152,393.96	75,304.39	0.00	N/A	03/01/25	--	42,727,278.55	42,651,974.16	07/01/22
4	300571209	LO	Greensboro	NC	Actual/360	4.750%	151,546.38	77,978.45	0.00	N/A	12/06/24	--	38,285,401.13	38,207,422.68	07/06/22
6	310926711	OF	Albuquerque	NM	Actual/360	4.140%	97,678.61	89,780.55	0.00	N/A	02/11/25	--	28,312,640.67	28,222,860.12	07/11/22
7	310926582	RT	Braintree	MA	Actual/360	4.070%	88,422.79	54,089.28	0.00	N/A	02/11/25	--	26,070,602.83	26,016,513.55	07/11/22
8	303420008	LO	Seattle	WA	Actual/360	4.360%	99,575.16	47,702.31	0.00	N/A	03/01/25	--	27,406,006.25	27,358,303.94	07/01/22
9	310927734	OF	Baltimore	MD	Actual/360	4.050%	83,269.66	54,769.24	0.00	N/A	02/11/25	--	24,672,491.47	24,617,722.23	06/11/22
10	310925977	RT	Various	Various	Actual/360	4.230%	84,779.33	45,765.42	0.00	N/A	02/11/25	--	24,050,873.84	24,005,108.42	07/11/22
11	790927215	LO	Tampa	FL	Actual/360	4.350%	78,808.17	38,521.09	0.00	N/A	12/11/24	--	21,740,185.98	21,701,664.89	07/11/22
12	300571240	OF	Los Angeles	CA	Actual/360	4.500%	76,504.02	34,966.75	0.00	N/A	02/06/25	--	20,401,073.04	20,366,106.29	07/06/22
14	790927206	LO	Charlotte	NC	Actual/360	4.350%	68,746.92	33,603.18	0.00	N/A	12/11/24	--	18,964,666.63	18,931,063.45	07/11/22
15	303420015	OF	Charlotte	NC	Actual/360	4.240%	67,240.13	29,915.42	0.00	N/A	12/01/24	--	19,030,226.34	19,000,310.92	07/01/22
16	870926396	LO	Denver	CO	Actual/360	4.310%	63,223.95	33,266.65	0.00	N/A	01/11/25	--	17,602,956.48	17,569,689.83	04/11/22
17	303420017	OF	Cincinnati	OH	Actual/360	4.280%	60,728.27	30,008.44	0.00	N/A	03/01/25	--	17,026,618.29	16,996,609.85	07/01/22
18	300571252	MF	University Park	IL	Actual/360	4.490%	62,966.90	28,888.67	0.00	N/A	02/06/25	--	16,828,570.80	16,799,682.13	07/06/22
19	300571207	Various Various		Various	Actual/360	4.720%	65,652.63	27,918.68	0.00	N/A	12/06/24	--	16,691,345.68	16,663,427.00	07/06/22
20	303420020	RT	Boca Raton	FL	Actual/360	4.200%	56,466.60	29,111.41	0.00	N/A	01/01/25	--	16,133,312.99	16,104,201.58	07/01/22
21	303420021	MF	Memphis	TN	Actual/360	4.390%	51,717.17	28,310.09	0.00	N/A	12/05/24	--	14,136,811.07	14,108,500.98	07/05/22
22	303420022	RT	Torrance	CA	Actual/360	4.100%	46,893.03	30,418.71	0.00	N/A	01/01/25	--	13,724,789.45	13,694,370.74	07/01/22
23	790927211	LO	Fort Myers	FL	Actual/360	4.350%	52,760.58	25,789.14	0.00	N/A	12/11/24	--	14,554,643.68	14,528,854.54	07/11/22
24	300571255	Various Various		NY	Actual/360	4.560%	56,816.07	22,273.70	0.00	N/A	03/06/25	--	14,951,596.26	14,929,322.56	06/06/22
25	790927207	LO	Little Rock	AR	Actual/360	4.350%	48,306.75	23,612.12	0.00	N/A	12/11/24	--	13,325,998.78	13,302,386.66	07/11/22
28	310925150	MF	Las Cruces	NM	Actual/360	4.150%	40,904.35	22,775.19	0.00	N/A	02/11/25	--	11,827,765.13	11,804,989.94	07/11/22
29	310927763	RT	Sunnyvale	CA	Actual/360	4.190%	36,357.33	28,248.76	0.00	N/A	02/11/25	--	10,412,600.07	10,384,351.31	07/11/22
30	300571253	RT	Simi Valley	CA	Actual/360	4.095%	40,096.88	0.00	0.00	N/A	02/06/25	--	11,750,000.00	11,750,000.00	07/06/22
31	870927122	MF	Phoenix	AZ	Actual/360	4.110%	33,856.39	16,940.37	0.00	N/A	02/11/25	--	9,885,077.53	9,868,137.16	07/11/22
32	303420032	OF	Cary	NC	Actual/360	4.130%	31,696.36	16,797.67	0.00	N/A	01/01/25	--	9,209,596.90	9,192,799.23	07/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	790927205	LO	Knoxville	TN	Actual/360	4.350%	33,049.34	16,154.38	0.00	N/A	12/11/24	--	9,117,060.31	9,100,905.93	07/11/22
34	300571251	RT	Camden	SC	Actual/360	4.680%	32,898.52	17,163.45	0.00	N/A	02/06/25	--	8,435,518.37	8,418,354.92	07/06/22
35	303420035	RT	Las Vegas	NV	Actual/360	4.900%	34,307.65	16,447.87	0.00	N/A	03/01/25	--	8,401,873.66	8,385,425.79	07/01/22
36	303420036	RT	Gilbert	AZ	Actual/360	4.090%	31,074.30	14,774.45	0.00	N/A	02/01/25	--	9,117,154.36	9,102,379.91	07/01/22
37	303420037	SS	Arlington	VA	Actual/360	4.110%	27,874.38	15,665.70	0.00	N/A	03/01/25	--	8,138,505.61	8,122,839.91	07/01/22
38	303420038	MF	Knoxville	TN	Actual/360	4.080%	27,656.16	15,727.34	0.00	N/A	03/01/25	--	8,134,163.52	8,118,436.18	07/01/22
40	300571250	MF	Dallas	TX	Actual/360	4.610%	29,020.36	13,578.74	0.00	N/A	02/06/25	--	7,554,105.48	7,540,526.74	07/06/22
41	303420041	MF	Milwaukee	WI	Actual/360	4.250%	25,810.49	13,737.79	0.00	N/A	02/05/25	--	7,287,668.65	7,273,930.86	07/05/22
42	303420042	LO	North Brunswick	NJ	Actual/360	4.600%	25,686.15	13,787.47	0.00	N/A	02/01/25	--	6,700,733.78	6,686,946.31	07/01/22
43	303420043	OF	Manassas	VA	Actual/360	4.330%	23,350.03	13,897.56	0.00	N/A	01/01/25	--	6,471,138.95	6,457,241.39	07/01/22
47	303420047	MF	Reynoldsburg	OH	Actual/360	4.050%	17,384.06	11,434.08	0.00	N/A	02/05/25	--	5,150,833.50	5,139,399.42	07/05/22
48	300571227	MU	Whitpain Township	PA	Actual/360	4.610%	19,358.24	10,409.81	0.00	N/A	01/06/25	--	5,039,020.41	5,028,610.60	07/06/22
49	300571241	LO	Cincinnati	OH	Actual/360	4.970%	20,723.08	9,771.33	0.00	N/A	02/06/25	--	5,003,560.30	4,993,788.97	07/06/21
50	416000181	LO	Nicholasville	KY	Actual/360	4.500%	17,950.15	9,917.54	0.00	N/A	03/01/25	--	4,786,707.32	4,776,789.78	07/01/22
51	300571201	MF	Columbus	OH	Actual/360	4.680%	18,632.38	9,826.62	0.00	N/A	09/06/24	--	4,777,533.94	4,767,707.32	07/06/22
52	820926403	LO	Chesapeake	VA	Actual/360	4.500%	16,694.91	13,597.96	0.00	N/A	02/11/25	--	4,451,976.89	4,438,378.93	07/11/22
54	410926610	SS	Fort Collins	CO	Actual/360	3.870%	14,605.62	10,301.79	0.00	N/A	02/11/25	--	4,528,874.39	4,518,572.60	07/11/22
56	303420056	LO	Magnolia	AR	Actual/360	4.500%	15,677.54	12,669.92	0.00	N/A	03/05/25	--	4,180,678.60	4,168,008.68	07/05/22
57	303420057	LO	Peachtree City	GA	Actual/360	4.700%	15,301.05	15,122.06	0.00	N/A	03/05/25	--	3,906,651.00	3,891,528.94	07/05/22
59	410926203	SS	Santa Fe Springs	CA	Actual/360	4.010%	14,328.99	9,570.61	0.00	N/A	02/11/25	--	4,287,978.41	4,278,407.80	07/11/22
60	790926968	RT	Gallatin	TN	Actual/360	4.250%	15,376.30	8,236.81	0.00	N/A	02/11/25	--	4,341,542.33	4,333,305.52	07/11/22
61	303420061	SS	Riverdale	GA	Actual/360	4.250%	15,312.23	8,202.50	0.00	N/A	02/05/25	--	4,323,451.97	4,315,249.47	07/05/22
62	303420062	RT	Chesapeake	VA	Actual/360	4.750%	16,283.61	8,233.81	0.00	N/A	03/01/25	--	4,113,754.41	4,105,520.60	07/01/22
64	300571225	OF	Tampa	FL	Actual/360	4.660%	14,187.24	7,494.69	0.00	N/A	01/06/25	--	3,653,365.28	3,645,870.59	03/06/22
65	303420065	MF	Anchorage	AK	Actual/360	4.530%	13,151.16	7,187.62	0.00	N/A	03/01/25	--	3,483,751.89	3,476,564.27	07/01/22
66	300571219	RT	Spring	TX	Actual/360	4.460%	13,965.47	5,753.10	0.00	N/A	01/06/25	--	3,757,526.63	3,751,773.53	07/06/22
67	303420067	MU	Mount Laurel	NJ	Actual/360	4.250%	11,917.57	7,268.09	0.00	N/A	02/01/25	--	3,364,961.15	3,357,693.06	08/01/20
69	410925539	MU	Louisville	CO	Actual/360	4.300%	12,489.15	6,563.40	0.00	N/A	02/11/25	--	3,485,344.95	3,478,781.55	07/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
70	780925820	MF	Denton	TX	Actual/360	4.200%	11,461.05	7,121.60	0.00	N/A	02/11/25	--	3,274,585.51	3,267,463.91	07/11/22
72	303420072	OF	Chagrin Falls	OH	Actual/360	4.720%	12,506.17	6,468.01	0.00	N/A	01/01/25	--	3,179,535.81	3,173,067.80	07/01/22
73	300571238	RT	Sarasota	FL	Actual/360	4.900%	13,324.24	5,251.20	0.00	N/A	02/06/25	--	3,263,079.31	3,257,828.11	07/06/22
74	303420074	RT	Adrian	MI	Actual/360	4.600%	11,175.14	5,998.45	0.00	N/A	02/01/25	--	2,915,254.03	2,909,255.58	07/01/22
75	303420075	MF	Columbus	OH	Actual/360	4.400%	10,320.02	5,954.71	0.00	N/A	02/05/25	--	2,814,552.06	2,808,597.35	07/05/22
79	400926605	SS	Peoria	AZ	Actual/360	4.370%	9,454.26	5,515.45	0.00	N/A	02/11/25	--	2,596,134.97	2,590,619.52	07/11/22
80	870927236	RT	Jamul	CA	Actual/360	4.110%	8,304.90	7,712.98	0.00	N/A	02/11/25	--	2,424,789.61	2,417,076.63	07/11/22
81	300571222	SS	Lindenwold	NJ	Actual/360	4.880%	10,667.98	5,217.37	0.00	N/A	10/06/24	--	2,623,272.88	2,618,055.51	07/06/22
82	300571233	MF	Edinburg	TX	Actual/360	4.600%	10,203.14	4,791.71	0.00	N/A	11/06/24	--	2,661,688.92	2,656,897.21	07/06/22
83	303420083	RT	Amarillo	TX	Actual/360	4.210%	8,941.61	5,183.38	0.00	N/A	02/01/25	--	2,548,677.56	2,543,494.18	07/01/22
85	303420085	MH	Melbourne	FL	Actual/360	5.000%	8,438.68	3,908.22	0.00	N/A	03/05/25	--	2,025,282.44	2,021,374.22	07/05/22
86	303420086	SS	Colleyville	TX	Actual/360	4.600%	7,422.29	3,984.05	0.00	N/A	02/05/25	--	1,936,250.79	1,932,266.74	07/05/22
87	303420087	RT	Thornton	CO	Actual/360	4.630%	7,073.63	3,729.58	0.00	N/A	03/05/25	--	1,833,339.36	1,829,609.78	07/05/22
88	303420088	SS	Seguin	TX	Actual/360	4.500%	6,788.42	3,750.63	0.00	N/A	03/01/25	--	1,810,246.02	1,806,495.39	07/01/22
89	303420089	OF	Barrington	IL	Actual/360	4.650%	6,769.10	3,543.64	0.00	N/A	03/01/25	--	1,746,864.36	1,743,320.72	07/01/22
90	870927292	MU	Meridian	ID	Actual/360	4.180%	5,850.38	3,662.71	0.00	N/A	02/11/25	--	1,679,535.72	1,675,873.01	07/11/22
91	410927371	SS	Harvey	LA	Actual/360	4.190%	6,095.10	3,341.44	0.00	N/A	11/11/24	--	1,745,613.73	1,742,272.29	07/11/22
92	303420092	MF	Rexburg	ID	Actual/360	4.500%	6,200.96	3,426.06	0.00	N/A	03/01/25	--	1,653,589.83	1,650,163.77	07/01/22
93	410927514	RT	Fort Mill	SC	Actual/360	4.220%	5,167.51	3,165.64	0.00	N/A	03/11/25	--	1,469,433.54	1,466,267.90	07/11/22
94	303420094	MH	Brookshire	TX	Actual/360	4.650%	5,076.83	2,657.72	0.00	N/A	03/01/25	--	1,310,148.80	1,307,491.08	07/01/22
95	303420095	MH	Channelview	TX	Actual/360	4.380%	3,254.34	2,757.68	0.00	N/A	02/05/25	--	891,600.91	888,843.23	07/05/22
Totals							2,910,720.91	1,439,109.74	0.00				810,956,046.32	809,516,936.58
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,398,595.00	0.00	--	--	08/11/21	41,106,582.00	1,518,136.77	85,286.71	885,015.88	0.00	0.00
2	7,386,842.74	0.00	--	--	--	0.00	0.00	0.00	0.00	84,506.38	0.00
3	3,402,171.00	966,341.98	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,032,675.12	4,595,297.67	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,825,329.04	881,244.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,354,465.61	577,894.27	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,645,619.00	125,834.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,546,275.57	1,753,006.62	01/01/21	09/30/21	--	0.00	0.00	137,627.69	137,627.69	0.00	0.00
10	2,756,460.60	926,414.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,743,181.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,723,315.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	500,867.88	547,740.50	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	880,053.00	0.00	--	--	--	0.00	0.00	95,514.37	286,797.20	0.00	0.00
17	1,153,750.00	361,999.47	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,458,577.47	625,087.49	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,536,363.45	603,678.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,772,660.36	389,249.08	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	661,321.70	38,950.74	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,033,465.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	800,596.00	0.00	--	--	--	0.00	0.00	78,840.58	78,840.58	0.00	0.00
25	1,577,123.52	1,292,190.89	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,614,982.82	1,652,767.63	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,099,471.98	389,718.97	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,094,220.00	547,110.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,313,153.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	0.00	214,381.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,352,223.59	378,171.40	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,203,686.00	358,142.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	978,575.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	631,011.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	662,258.00	182,116.55	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	862,535.56	293,395.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	894,597.40	187,936.15	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,002,508.58	884,308.92	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	674,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,037,025.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	445,963.22	102,056.01	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	(19,692.25)	0.00	--	--	04/11/22	455,946.26	16,798.70	28,502.93	348,109.15	30,353.93	0.00
50	736,130.66	927,742.18	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	1,200,094.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	806,928.10	170,941.60	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	508,895.36	612,613.80	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	625,561.21	117,172.67	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	501,463.92	162,091.87	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	828,008.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	558,152.00	466,724.00	01/01/19	09/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
64	220,741.50	0.00	--	--	07/11/22	0.00	0.00	21,601.10	86,479.37	0.00	0.00
65	294,267.00	81,334.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	501,894.68	110,659.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	171,558.21	01/01/21	09/30/21	05/11/22	0.00	0.00	19,111.21	439,933.89	32,790.61	0.00
69	531,890.96	149,990.47	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	354,142.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	385,713.65	104,363.16	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	270,285.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	484,141.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	386,907.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	319,000.00	85,366.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
85	204,137.66	65,928.33	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
86	292,385.57	77,952.91	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
87	292,298.02	95,231.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
89	186,054.88	41,031.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
90	223,267.54	48,156.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
93	265,213.80	51,913.36	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
94	325,183.72	95,240.38	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	85,339,433.50	22,511,047.95				41,562,528.26	1,534,935.47	466,484.59	2,262,803.76	147,650.92	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/15/22	0	0.00	1	17,569,689.83	4	74,497,352.62	1	4,993,788.97	0	0.00	0	0.00	0	0.00	0	0.00	4.307031%	4.232373%	31
06/17/22	1	17,602,956.48	1	3,653,365.28	3	70,868,521.45	1	5,003,560.30	0	0.00	0	0.00	0	0.00	0	0.00	4.307095%	4.232466%	32
05/17/22	0	0.00	2	66,160,359.00	2	8,384,409.10	1	5,012,602.17	0	0.00	0	0.00	0	0.00	1	7,052,286.55	4.307154%	4.232550%	33
04/18/22	2	66,167,797.65	0	0.00	2	8,401,321.11	1	5,022,295.90	0	0.00	0	0.00	0	0.00	0	0.00	4.307758%	4.240798%	34
03/17/22	1	3,674,733.69	0	0.00	2	8,417,077.63	1	5,031,257.92	0	0.00	0	0.00	0	0.00	0	0.00	4.307815%	4.240884%	35
02/17/22	1	3,683,066.55	0	0.00	2	8,436,048.21	1	5,042,261.19	0	0.00	0	0.00	0	0.00	2	6,946,772.18	4.307889%	4.240992%	36
01/18/22	1	3,689,941.56	0	0.00	2	8,451,665.82	1	5,051,138.13	0	0.00	0	0.00	0	0.00	0	0.00	4.308772%	4.242241%	37
12/17/21	1	3,696,789.10	0	0.00	2	8,467,221.02	1	5,059,977.24	0	0.00	0	0.00	0	0.00	0	0.00	4.309511%	4.244255%	38
11/18/21	0	0.00	0	0.00	3	70,983,812.57	1	5,069,475.57	0	0.00	0	0.00	0	0.00	0	0.00	4.309571%	4.248851%	39
10/18/21	0	0.00	1	5,078,236.54	2	65,921,002.74	1	5,078,236.54	0	0.00	0	0.00	0	0.00	0	0.00	4.319172%	4.259780%	38
09/17/21	1	5,087,659.56	0	0.00	2	65,928,047.40	1	5,087,659.56	0	0.00	0	0.00	0	0.00	0	0.00	4.319232%	4.259867%	39
08/17/21	1	5,096,343.04	0	0.00	2	65,934,663.15	1	5,096,343.04	1	0.00	0	0.00	0	0.00	1	0.00	4.319285%	4.258882%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 32

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	303420001	02/01/22	4	6	85,286.71	885,015.88	0.00	62,500,000.00	08/24/20	2
9	310927734	06/11/22	0	A	137,627.69	137,627.69	0.00	24,672,491.47	03/14/22	13
16	870926396	04/11/22	2	2	95,514.37	286,797.20	8,816.79	17,667,036.93	05/11/20	13
24	300571255	06/06/22	0	B	78,840.58	78,840.58	1,600.00	14,951,596.26	11/17/21	9
49	300571241	07/06/21	11	6	28,502.93	348,109.15	347,182.84	5,104,989.51	09/13/19	2		02/01/21
64	300571225	03/06/22	3	3	21,601.10	86,479.37	900.00	3,674,733.71	12/17/21	13
67	303420067	08/01/20	22	6	19,111.21	439,933.89	32,790.61	3,514,999.76	09/04/20	13
Totals					466,484.59	2,262,803.76	391,290.24	132,085,847.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		809,516,937	717,449,894	87,073,253		4,993,789
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-22	809,516,937	717,449,894	0	17,569,690	69,503,564	4,993,789
Jun-22	810,956,046	718,831,203	17,602,956	3,653,365	65,864,961	5,003,560
May-22	812,301,127	737,756,359	0	66,160,359	3,371,807	5,012,602
Apr-22	820,793,240	746,224,122	66,167,798	0	3,379,025	5,022,296
Mar-22	822,137,848	810,046,036	3,674,734	0	3,385,820	5,031,258
Feb-22	823,748,073	811,628,958	3,683,067	0	3,393,787	5,042,261
Jan-22	832,039,380	819,897,772	3,689,942	0	3,400,528	5,051,138
Dec-21	836,369,863	824,205,853	3,696,789	0	3,407,244	5,059,977
Nov-21	837,803,178	766,819,366	0	0	65,914,337	5,069,476
Oct-21	872,405,285	801,406,046	0	0	65,921,003	5,078,237
Sep-21	873,894,140	802,878,433	0	0	65,928,047	5,087,660
Aug-21	875,280,972	804,249,966	0	0	65,934,663	5,096,343
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	303420001	62,500,000.00	62,500,000.00	55,200,000.00	07/21/21	9,603,455.00	3.93380	12/31/19	03/01/25	I/O
9	310927734	24,617,722.23	24,672,491.47	38,500,000.00	12/17/14	1,550,069.37	1.24760	09/30/21	02/11/25	270
16	870926396	17,569,689.83	17,667,036.93	28,700,000.00	10/29/14	520,704.00	0.44970	12/31/21	01/11/25	271
24	300571255	14,929,322.56	14,951,596.26	20,900,000.00	10/10/14	700,893.00	0.73840	12/31/21	03/06/25	271
49	300571241	4,993,788.97	5,104,989.51	5,500,000.00	03/27/22	(67,082.25)	(0.31420)	12/31/21	02/06/25	270
64	300571225	3,645,870.59	3,674,733.71	4,100,000.00	06/10/22	173,092.50	0.66520	12/31/21	01/06/25	269
67	303420067	3,357,693.06	3,514,999.76	4,600,000.00	04/21/22	155,646.96	0.90140	09/30/21	02/01/25	270
Totals		131,614,087.24	132,085,847.64	157,500,000.00		12,636,778.58

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 32

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	303420001	RT	CA	08/24/20	2

2.1.2022:- Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property reopened August, 2020 and tenant collections continue to improve. NOD issued

Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order entered by judge on 10/9/2021, appointing JLL as are being posted to past due and scheduled interest

	payments, as available. Updated BOVs received. Receiver is working on the 2022 budget. Operating funds are being posted to scheduled interest payments, as available.

9	310927734	OF	MD	03/14/22	13
	Loan recently transferred to SS. Borrower is working with MS and SS to set up cash management. SS to monitor loan and determine next steps.

16	870926396	LO	CO	05/11/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid pandemic. Loan remains current and file will be returned to the master servicer after cash management account is established.

24	300571255	Various	NY	11/17/21	9
	Borrower executed reinstatement agreement that effectuated a partial release of the Patchogue Retail Center. Lender is working with borrower to return loan to the Master Servicer as a performing loan.

49	300571241	LO	OH	09/13/19	2

Borrower communicated its intent to transfer title to Lender. Discussions with the Guarantors are ongoing. Lender has filed for foreclosure; Receiver is in place. Discovery is ongoing in suit vs Guarantors. Magistrate has foreclosure judgment

	signed and we are proceeding.

64	300571225	OF	FL	12/17/21	13

Loan transferred to SS on December 17, 2021 for Payment Default. The largest tenant Debartolo Holdings has defaulted on their lease and vacated the Property in October 2021. Special Servicer has reached out to the Borrower and is

	assessing the next steps.

© 2021 Computershare. All rights reserved. Confidential.						Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
67	303420067	MU	NJ	09/04/20	13

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. SS is evaluating next steps. SS filed foreclosure action on 11/15. Borrower has proposed a stay of FC as Borrower is attempting close on a sale of the property in

8/2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	790927206	19,741,668.54	4.35000%	19,713,267.44 4.35000%		10	05/22/20	05/11/20	06/11/20
Totals		19,741,668.54		19,713,267.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 28 of 32

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
53	300571212 06/17/19	5,001,769.99	5,540,000.00	4,929,277.31	819,926.07	4,929,277.31	4,109,351.24	892,418.75	0.00	(57,434.17)	949,852.92	17.75%
78	303420078 08/17/21	2,726,686.25	2,450,000.00	2,308,620.57	2,308,620.57	2,308,620.57	0.00	2,726,686.25	0.00	0.00	2,726,686.25	90.88%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,728,456.24	7,990,000.00	7,237,897.88	3,128,546.64	7,237,897.88	4,109,351.24	3,619,105.00	0.00	(57,434.17)	3,676,539.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 32

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	06/17/21	0.00	0.00	0.00	40,073.45	0.00	(40,073.45)	0.00	0.00	(40,073.45)
53	300571212	10/18/21	0.00	0.00	949,852.92	0.00	0.00	385.45	0.00	0.00	949,852.92
		08/17/20	0.00	0.00	949,467.47	0.00	0.00	138,376.09	0.00	0.00
		05/15/20	0.00	0.00	811,091.38	0.00	0.00	(20,592.78)	0.00	0.00
		10/18/19	0.00	0.00	831,684.16	0.00	0.00	(60,734.59)	0.00	0.00
		06/17/19	0.00	0.00	892,418.75	0.00	0.00	892,418.75	0.00	0.00
78	303420078	08/17/21	0.00	0.00	2,726,686.25	0.00	0.00	2,726,686.25	0.00	(167,002.74)	2,559,683.51
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	3,676,539.17	40,073.45	0.00	3,636,465.72	0.00	(167,002.74)	3,469,462.98

© 2021 Computershare. All rights reserved. Confidential.											Page 30 of 32

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	13,020.83	0.00	0.00	114,333.08	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,140.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,667.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	3,500.00	0.00	0.00	1,880.78	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,828.21	0.00	0.00	116,213.86	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		152,042.07

© 2021 Computershare. All rights reserved. Confidential.												Page 31 of 32

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32